Stockholder's Equity - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Dividends declared (in dollars per share)			$ 0.7114		$ 0.4573
Common and Preferred Stock, Shares Authorized	1,050,000,000		1,050,000,000		1,050,000,000	1,050,000,000
Distributions Reinvested	$ 1,097,299	$ 526,903	$ 2,030,872	$ 834,170	$ 2,214,021	$ 0	$ 0
Repurchase of shares to NAV per month, percentage					2.00%
Repurchase of shares to NAV per calender quarter, percentage					5.00%
Repurchase of shares outstanding less than one year to transaction price, percentage					95.00%
Stock Repurchased During Period, Shares					2,587,264	0
Oaktree Fund GPILP [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares					2,521,620